Capital disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of liquidity and capitalization [Line Items]
Cash and cash equivalents	$ 458,015,000	$ 857,747,000	$ 932,069,000
Total liquidity	758,015,000	1,457,747,000
Total debt	2,141,801,000	2,151,513,000
Non-controlling interests	242,090,000	317,444,000
Shareholders’ equity	1,930,927,000	2,112,013,000
Total capitalization	$ 4,314,818,000	$ 4,580,970,000
Total debt to capitalization	50.00%	47.00%
Net debt to capitalization	44.00%	35.00%
Undrawn credit facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	$ 300,000,000	$ 300,000,000
G3 construction facility
Disclosure of liquidity and capitalization [Line Items]
Undrawn credit facility	0	300,000,000
Cancellation of non-revolving construction facility	300,000,000
Unsecured notes
Disclosure of liquidity and capitalization [Line Items]
Total debt	1,985,660,000	1,983,374,000
Other limited recourse debt facilities
Disclosure of liquidity and capitalization [Line Items]
Total debt	$ 156,141,000	$ 168,139,000